INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 1,782
Eyekon E.R.D. Ltd [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 7,446